Notes Payable (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Sep. 30, 2019
Notes payable			$ 875,000		$ 2,239,780
Less current portion			(875,000)		(999,736)
Total notes payable, net of current portion					$ 1,240,044
Interest rate	1.00%
Copa Di Vino Corporation [Member]
Notes payable		$ 409,112	702,975	$ 849,255
Less current portion		(249,212)	(543,058)	(211,533)		$ (543,058)
Total notes payable, net of current portion		159,900	159,917	637,722		$ 159,917
Copa Di Vino Corporation [Member] | Note Payable 1 [Member]
Notes payable		0	0	3,749
Periodic payment		$ 2,000	10,000
Interest rate		4.00%
Copa Di Vino Corporation [Member] | Note Payable 2 [Member]
Notes payable		$ 0	0	28,400
Periodic payment			10,000
Interest rate		14.00%
Due date		Dec. 07, 2020
Copa Di Vino Corporation [Member] | Note Payable 3 [Member]
Notes payable		$ 0	38,763	$ 51,297
Periodic payment			$ 2,000
Interest rate		15.00%	4.00%	4.00%
Due date		May 31, 2020
Copa Di Vino Corporation [Member] | Note Payable 4 [Member]
Notes payable		$ 159,900	$ 150,000	$ 150,000
Interest rate			14.00%
Due date			Dec. 07, 2020
Copa Di Vino Corporation [Member] | Note Payable 5 [Member]
Notes payable		$ 150,000	$ 215,000	$ 215,000
Interest rate		6.00%	15.00%	20.00%
Due date		Sep. 01, 2021	May 31, 2020
Copa Di Vino Corporation [Member] | Note Payable 6 [Member]
Notes payable		$ 99,212	$ 0	$ 25,974
Periodic payment		$ 10,000
Interest rate		10.00%	10.00%
Due date		Jan. 31, 2021	Dec. 31, 2019
Copa Di Vino Corporation [Member] | Note Payable 7 [Member]
Notes payable			$ 150,000	150,000
Interest rate			6.00%
Due date			Sep. 01, 2021
Copa Di Vino Corporation [Member] | Note Payable 8 [Member]
Notes payable			$ 149,212	$ 224,835
Periodic payment			$ 10,000
Interest rate			10.00%
Due date			Jan. 31, 2021